CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 90,425	$ 113,856
Restricted cash	1,426	1,222
Term deposits	35,992	21,681
Accounts receivable, net of allowance for doubtful accounts of $4,002 and $3,958 as of December 31, 2011 and June 30, 2012, respectively	82,615	61,413
Prepaid expenses and other current assets	7,407	6,512
Deferred tax assets-current	562	623
Total current assets	218,427	205,307
Property, plant and equipment, net of accumulated depreciation of $11,731 and $14,148 as of December 31, 2011 and June 30, 2012, respectively	13,211	13,774
Intangible assets, net	17,546	15,198
Deferred tax assets-non-current	1,264	293
Other assets	1,494	1,259
Goodwill	42,859	37,348
TOTAL ASSETS	294,801	273,179
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	3,382	4,257
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $4 and $5 as of December 31, 2011 and June 30, 2012, respectively)	41,841	40,352
Government grant (including government grant of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	1,381	83
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $235 and $233 as of December 31, 2011 and June 30, 2012, respectively)	5,499	4,309
Other taxes payable (including other taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	3,020	2,020
Deferred tax liability-current (including deferred tax liability-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)		8
Total current liabilities	55,123	51,029
Deferred tax liability-non-current (including deferred tax liability-non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	3,380	3,105
Unrecognized tax benefits-non-current (including unrecognized tax benefits-non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	969	969
Contingent acquisition consideration payable (including contingent acquisition consideration payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	9,355	8,186
TOTAL LIABILITIES	68,827	63,289
HiSoft Technology International Limited shareholders' equity:
Common shares ($0.0001 par value; 872,000,000 shares authorized; 595,868,033 and 595,868,022 shares issued and outstanding as of December 31, 2011 and June 30, 2012, respectively)	60	60
Additional paid-in capital	191,489	186,408
Statutory reserve	6,653	6,653
Accumulated (deficit) profits	11,477	(964)
Accumulated other comprehensive income	15,350	16,327
Total HiSoft Technology International Limited shareholders' equity	225,029	208,484
Non-controlling interest	945	1,406
Total equity	225,974	209,890
TOTAL LIABILITIES AND EQUITY	$ 294,801	$ 273,179